Trade and Other Receivables - Schedule of Non-Current Trade and Other Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of trade and other receivables [abstract]
Cash deposits for guarantees	$ 184	$ 219
Loans to customers	25	58
Tax receivable, other than income tax	99	96
Brazilian tax credits and interest receivables	997	70
Trade and other receivables	357	363
Total, Non-Current	$ 1,661	$ 807